Intangible Assets, Net (Details) - Schedule of presents the intangible asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Balance at beginning	$ 978	$ 3,538
Additions
Disposal		(554)
Amortization expense	(978)	(2,017)
Foreign currency translation difference		11
Accumulated impairment loss
Foreign currency translation difference
Balance at ending		978
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning		6
Additions
Disposal
Amortization expense
Foreign currency translation difference		(6)
Accumulated impairment loss
Foreign currency translation difference
Balance at ending
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at beginning	978	3,532
Additions
Disposal		(554)
Amortization expense	(978)	(2,017)
Foreign currency translation difference		17
Accumulated impairment loss
Foreign currency translation difference
Balance at ending		$ 978